Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005553
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Investor Class
Trading Symbol	PRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,585,498,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117204
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Advisor Class
Trading Symbol	PAIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,585,498,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211686
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	I Class
Trading Symbol	PRIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,585,498,000
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless